Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure
17.	Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenu
e
.

	For the Three Months Ended March 31,
	2020	2021
Deferred revenue—beginning of the period	85,498	308,384
Additions	343,192	2,570,496
Recognition	(331,130)	(2,545,404)

Deferred revenue—end of the period	97,560	333,476

Deferred revenue represents the transaction price allocated to the performance obligations that are unsatisfied, which primarily arises from the undelivered vehicles, charging piles, free charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile and charging card, services of lifetime free charging in XPeng-branded charging station, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB308,384 and RMB333,476 as of December 31, 2020 and March 31, 2021, respectively.
The Group expects that 38% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of March 31, 2021 will be recognized as revenue during the period from April 1, 2021 to March 31, 2022. The remaining 62% will be substantially recognized during the period from April 1, 2022 to March 31, 2032.

17. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2018	2019	2020
Deferred revenue - beginning of year	—	2,366	85,498
Additions	4,211	1,865,564	5,297,728
Recognition	(1,845)	(1,782,432)	(5,074,842)

Deferred revenue - end of year	2,366	85,498	308,384

Deferred revenue represents the transaction price allocated to the performance obligations that are unsatisfied, which primarily arises from the undelivered vehicles, charging piles, free charging within 4 years or 100,000 kilometers, the extended lifetime warranty, option between household charging pile, services of lifetime free charging in XPeng-branded charging station and charging card, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB2,366, RMB85,498 and RMB308,384 as of December 31, 2018, 2019 and 2020, respectively.

The Group expects that 53% of the transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2020 will be recognized as revenue during the period from January 1, 2021 to December 31, 2021. The remaining 47% will be substantially recognized during the period from January 1, 2022 to December 31, 2031.